CONDENSED FINANCIAL INFORMATION (Condensed Statements of Cash Flows) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating activities
Net income	$ 6,762	$ 13,808	$ 13,515	$ 11,862
Adjustments to reconcile net income to net cash provided by operating activities:
Net (increase) decrease in other assets		522	(2,502)	884
Increase (decrease) in other liabilities		331	1,747	1,364
NET CASH PROVIDED BY OPERATING ACTIVITIES	4,789	17,101	13,315	18,824
Financing activities
NET CASH PROVIDED BY FINANCING ACTIVITIES	(10,982)	(587)	108,598	55,480
First Citizens Bancshares, Inc. [Member]
Operating activities
Net income		13,808	13,515
Adjustments to reconcile net income to net cash provided by operating activities:
Undistributed income of subsidiary		(8,865)	(9,053)
Net (increase) decrease in other assets		(18)
Increase (decrease) in other liabilities		(94)	50
NET CASH PROVIDED BY OPERATING ACTIVITIES		4,831	4,512
Financing activities
Cash dividends paid		(4,690)	(4,329)
NET CASH PROVIDED BY FINANCING ACTIVITIES		(4,690)	(4,329)
Increase in cash		141	183
Cash at beginning of year	561	561	378
Cash at end of year		$ 702	$ 561